Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Assets	S/ 207,949	S/ 88,338
Liabilities	207,424	151,937
Notional amount	15,473,189	8,537,851
Notional amount	2,256,834	2,226,180
Effective part recognized in other comprehensive income during the year	(50,669)
Assets	12,827	97,038
Liabilities	14,881	2,179
Derivative financial assets	220,776	185,376
Derivative financial liabilities	222,305	154,116
Notional amount	17,730,023	10,764,031
Forward exchange contracts DueBetween January 2020 and January 2021 [Member]
Disclosure of financial assets [line items]
Assets	95,961
Liabilities	45,276
Notional amount	S/ 9,289,914
Maturity	Between January 2020 and January 2021
Interest rate swaps Due Between November 2020 and December 2029 [Member]
Disclosure of financial assets [line items]
Assets	S/ 81,517
Liabilities	75,071
Notional amount	S/ 4,238,143
Maturity	Between November 2020 and December 2029
Currency swaps Due Between January 2020 and September 2026 [Member]
Disclosure of financial assets [line items]
Assets	S/ 30,438
Liabilities	36,428
Notional amount	S/ 1,727,922
Maturity	Between January 2020 and September 2026
Cross currency swaps Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Liabilities	S/ 50,523
Notional amount	S/ 195,056
Maturity	January 2023
Foreign Currency Options [Member]
Disclosure of financial assets [line items]
Assets	S/ 33
Liabilities	126
Notional amount	S/ 22,154
Maturity	Between January 2020 and December 2020
Forward exchange contracts DueBetweenJanuary 2019 and February 2020 [Member]
Disclosure of financial assets [line items]
Assets		20,009
Liabilities		21,529
Notional amount		S/ 5,177,208
Maturity		Between January 2019 and February 2020
Interest rate swaps DueBetween November 2020 and December 2029 [Member]
Disclosure of financial assets [line items]
Assets		S/ 19,249
Liabilities		19,854
Notional amount		S/ 2,018,220
Maturity		Between November 2020 and December 2029
Currency swaps DueBetween January 2019 and January 2025 [Member]
Disclosure of financial assets [line items]
Assets		S/ 48,452
Liabilities		48,915
Notional amount		S/ 909,114
Maturity		Between January 2019 and January 2025
Options Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Liabilities		S/ 59,683
Maturity		January 2023
Cross currency swaps DueBetween January 2019 and June 2020 [Member]
Disclosure of financial assets [line items]
Assets		S/ 628
Liabilities		1,956
Notional amount		S/ 234,780
Maturity		Between January 2019 and June 2020
Cross Currency Swaps Due Jan 23 [Member]
Disclosure of financial assets [line items]
Notional amount		S/ 198,529
Notional amount	S/ 1,461,474	1,349,200
Effective part recognized in other comprehensive income during the year	S/ (31,211)	S/ 25,775
Maturity	January 2023	January 2023
Hedged instruments	Corporate bonds	Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized	Bonds, notes and other obligations	Bonds, notes and other obligations
Assets	S/ 12,827	S/ 74,144
Liabilities	8,225
Cross Currency Swaps Due Oct 27 [Member]
Disclosure of financial assets [line items]
Notional amount	497,100	505,950
Effective part recognized in other comprehensive income during the year	S/ (19,694)	S/ 3,420
Maturity	October 2027	October 2027
Hedged instruments	Senior bonds	Senior bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized	Bonds, notes and other obligations	Bonds, notes and other obligations
Assets		S/ 22,675
Liabilities	S/ 2,821
Interest Rate Swaps Due Nov 20 [Member]
Disclosure of financial assets [line items]
Notional amount	132,560	134,920
Effective part recognized in other comprehensive income during the year	S/ (285)	S/ (684)
Maturity	November 2020	November 2020
Hedged instruments	Due to banks	Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized	Due to banks and correspondents	Due to banks and correspondents
Liabilities	S/ 1,670	S/ 1,002
Interest Rate Swaps Due Dec 20 [Member]
Disclosure of financial assets [line items]
Notional amount	82,850	84,325
Effective part recognized in other comprehensive income during the year	S/ (289)	S/ (394)
Maturity	December 2020	December 2020
Hedged instruments	Due to banks	Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized	Due to banks and correspondents	Due to banks and correspondents
Liabilities	S/ 1,080	S/ 589
Interest Rate Swaps Two Due Dec 20 [Member]
Disclosure of financial assets [line items]
Notional amount	82,850	84,325
Effective part recognized in other comprehensive income during the year	S/ (287)	S/ (393)
Maturity	December 2020	December 2020
Hedged instruments	Due to banks	Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized	Due to banks and correspondents	Due to banks and correspondents
Liabilities	S/ 1,085	S/ 588
Currency swap contract [member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year	S/ 1,097
Cross Currency Swaps Due Oct 20 [Member]
Disclosure of financial assets [line items]
Notional amount		67,460
Effective part recognized in other comprehensive income during the year		S/ 2,562
Maturity		October 2020
Hedged instruments		Senior bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and other obligations
Assets		S/ 219